Organization and principal activities (Schedule of Major Subsidiaries and Variable Interest Entities Ownership) (Details)	12 Months Ended
Dec. 31, 2013
Wholly owned subsidiaries of the Company [Member] | China Classified Network Corporation ("CCNC BVI") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 05, 2010
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | China Classified Information Corporation Limited ("CCIC HK") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 18, 2010
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | Beijing Chengshi Wanglin Information Technology Co., Ltd. ("Wanglin" or "WOFE") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 08, 2010
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Wholly owned subsidiaries of the Company [Member] | 58 Tongcheng Information Technology Co., Ltd. ("58 Technology") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 15, 2012
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
VIE [Member] | Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Dec. 12, 2005
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%